UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-1976

Sequoia Fund, Inc.
(Exact name of registrant as specified in charter)

767 Fifth Avenue, Suite 4701 New York NY	10153
(Address of principal executive offices)	(Zip code)

Robert D. Goldfarb
c/o Sequoia Fund, Inc. 767 Fifth Avenue, Suite 4701 New York, NY 10153
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-686-6884

Date of fiscal year end:  December 31, 2012

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

SEQUOIA FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS (78.67%)

Shares		Value (a)
	ADVERTISING (0.83%)
933,743	Omnicom Group Inc.	$47,294,083
	AEROSPACE/DEFENSE (6.76%)
947,406	Precision Castparts Corp.	163,806,497
23,161,200	Qinetiq Group plc (United Kingdom)	59,014,738
12,376,114	Rolls-Royce Group plc (United Kingdom)	160,740,969
		383,562,204
	AUTO PARTS (6.57%)
2,500,000	Advance Auto Parts, Inc.	221,425,000
1,656,139	O’Reilly Automotive Inc. (b)	151,288,298
		372,713,298
	CONSTRUCTION EQUIPMENT (0.64%)
1,520,736	Ritchie Bros. Auctioneers Incorporated	36,132,687
	CRUDE OIL & GAS PRODUCTION (0.10%)
179,508	Canadian Natural Resources Limited	5,956,075
	DIVERSIFIED COMPANIES (10.01%)
3,288	Berkshire Hathaway Inc. Class A (b)	400,807,233
2,062,560	Berkshire Hathaway Inc. Class B (b)	167,376,744
		568,183,977
	DIVERSIFIED MANUFACTURING (0.76%)
765,664	Danaher Corporation	42,877,184
	ELECTRONIC MANUFACTURING SERVICES (0.61%)
638,349	Trimble Navigation Limited (b)	34,738,953
	FLOORING PRODUCTS (3.11%)
2,656,923	Mohawk Industries Inc. (b)	176,711,949
	FREIGHT TRANSPORTATION (0.20%)
236,500	Expeditors International Inc.	10,999,615
	GLASS TECHNOLOGY (0.75%)
3,016,800	Corning Inc.	42,476,544
	HEALTHCARE (12.24%)
418,000	Becton, Dickinson and Company	32,457,700
529,800	Perrigo Company	54,733,638
11,320,000	Valeant Pharmaceuticals International Inc. (b)	607,770,800
		694,962,138
	INDUSTRIAL & CONSTRUCTION SUPPLIES (6.62%)
6,950,768	Fastenal Company	376,036,549
	INDUSTRIAL GASES (1.39%)
688,661	Praxair, Inc.	78,948,097
	INDUSTRIAL MACHINERY (1.10%)
4,020,749	IMI plc (United Kingdom)	62,542,751
	INFORMATION PROCESSING (2.21%)
298,457	MasterCard Inc.	125,513,107
	INSURANCE BROKERS (0.47%)
1,124,830	Brown & Brown Inc.	26,748,457

Shares		Value (a)
	INTERNET SOFTWARE & SERVICES (1.83%)
162,271	Google Inc. (b)	$104,054,656
	INVESTMENT BANKING & BROKERAGE (0.95%)
435,000	The Goldman Sachs Group Incorporated	54,100,950
	IT CONSULTING & OTHER SERVICES (1.75%)
477,000	International Business Machines Corp.	99,526,050
	PROPERTY AND CASUALTY INSURANCE (0.71%)
6,237,236	Hiscox Ltd. (United Kingdom)	39,519,127
21,000	Verisk Analytics, Inc. (b)	986,370
		40,505,497
	RENEWABLE ENERGY (0.22%)
321,300	First Solar, Inc. (b)	8,048,565
99,785	SMA Solar Technology AG (Germany)	4,521,857
		12,570,422
	RETAILING (9.78%)
39,666	Costco Wholesale Corporation	3,601,673
1,471,375	Target Corporation	85,737,021
10,268,380	TJX Companies, Inc.	407,757,370
949,032	Wal-Mart Stores, Inc.	58,080,758
		555,176,822
	SPECIALTY CHEMICALS (0.91%)
1,534,809	Croda International plc (United Kingdom)	51,700,041
	TRANSPORTATION SERVICES (1.16%)
1,602,520	World Fuel Services Corp.	65,703,320
	VETERINARY DIAGNOSTICS (3.13%)
2,032,048	Idexx Laboratories Inc. (b)	177,702,598
	Miscellaneous Securities (3.86%) (c)	219,131,473
	TOTAL COMMON STOCKS (COST $2,147,654,095)	$4,466,569,497

U.S. GOVERNMENT OBLIGATIONS (21.24%)

Principal Amount		Value (a)
$1,206,000,000	U.S. Treasury Bills, 0.020% - 0.071% due 5/10/2012 through 6/21/2012	$1,205,867,513
	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $1,205,936,354)	$1,205,867,513
	TOTAL INVESTMENTS (99.91%) (COST $ 3,353,590,449) ++	$5,672,437,010

SUMMARY

Common Stocks	78.67%	$4,466,569,497
U.S. Government Obligations	21.24%	1,205,867,513
Net Cash & Receivables	0.09%	5,353,357
Net Assets		$5,677,790,367
Number of Shares Outstanding		35,232,463
Net Asset Value Per Share		$161.15

++	The cost for federal income tax purposes is identical. At March 31, 2012 the aggregate gross tax basis unrealized appreciation and depreciation of securities were $2,378,546,481 and $59,699,920 respectively.
(a)	Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the Official Closing Price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on that day.

U.S. Treasury Bills with remaining maturities of sixty days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold.

(b)	Non-income producing.
(c)	“Miscellaneous Securities” include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2012, there were no significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Valuation Inputs	Common Stocks	U.S. Government Obligations	Total
Level 1 – Quoted Prices	$4,466,569,497		$4,466,569,497
Level 2 – Other Significant Observable Inputs	—	$1,205,867,513	1,205,867,513
Total	$4,466,569,497	$1,205,867,513	$5,672,437,010

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits to and part of this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sequoia Fund, Inc.

By:	/s/ Robert D. Goldfarb Robert D. Goldfarb President and Principal Executive Officer

Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert D. Goldfarb Robert D. Goldfarb President and Principal Executive Officer

Date: May 24, 2012

By:	/s/ Joseph Quinones, Jr. Joseph Quinones, Jr. Vice President, Secretary & Treasurer

Date: May 24, 2012